Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles
Goodwill and Other Intangibles

5                 Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate impairment may exist.

When evaluating goodwill for potential impairment, the Company first compares the fair value of its two reporting units, the PSS and RPS, to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction model. If the estimated fair value of the reporting unit is less than its carrying amount, an impairment loss calculation is prepared. The impairment loss calculation compares the implied fair value of a reporting unit’s goodwill with the carrying amount of its goodwill. If the carrying amount of the goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to the excess. During the third quarter of 2012, the Company performed its required annual goodwill impairment tests. The Company concluded there were no goodwill impairments as of the testing date. The carrying amount of goodwill was $26.4 billion and $26.5 billion as of December 31, 2012 and 2011, respectively (see Note 14 for a breakdown of Goodwill by segment). The $63 million decrease in goodwill in 2012 was due to the finalization of the assessment of the fair value of assets acquired and liabilities assumed in the 2011 acquisition of the UAM Medicare Part D Business which decreased goodwill by $44 million, the realization of tax benefits associated with replacement stock options issued in a 2007 acquisition which decreased goodwill by $11 million, certain balance sheet adjustments to land and close store reserves related to acquisitions in previous years which decreased goodwill by $52 million, partially offset by a $44 million increase in goodwill associated with two immaterial acquisitions in 2012. These changes to goodwill affected both the PSS and RPS.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2012, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date. The carrying amount of its indefinitely-lived trademark was $6.4 billion as of December 31, 2012 and 2011.

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 13.4 years. The weighted average useful lives of the Company’s customer contracts and relationships and covenants not to compete are 12.9 years. The weighted average lives of the Company’s favorable leases and other intangible assets are 17.3 years. Amortization expense for intangible assets totaled $486 million, $452 million and $427 million in 2012, 2011 and 2010, respectively. The anticipated annual amortization expense for these intangible assets for the next five years is $454 million in 2013, $420 million in 2014, $392 million in 2015, $364 million in 2016 and $341 million in 2017.

The following table is a summary of the Company’s intangible assets as of December 31:

	2012			2011
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,745	(2,812)	2,933	5,427	(2,386)	3,041
Favorable leases and other	802	(380)	422	769	(339)	430
	$12,945	$(3,192)	$9,753	$12,594	$(2,725)	$9,869